Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Funds
Entity Central Index Key	0000225930
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class A
Trading Symbol	TEMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$117	1.10%
[1]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Templeton Foreign Fund returned 13.28%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 18.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce, a U.K.-based aerospace and defense group, contributed significantly to relative performance as it continued to successfully execute its turnaround strategy, generating improved profit margins and free cash flow generation (not held at period-end).

↑
Shares of CRH, an Ireland-based building materials company, rallied following the announcement of strong 2023 financial results and a positive 2024 outlook. It was a strong relative contributor for the period.

↑
Persimmon, a U.K.-listed homebuilder, contributed to relative returns and outperformed partly on expectations that the country’s new Labour Party government would ramp up housing supply and from potential Bank of England interest-rate cuts and falling U.K. Gilt yields, which correlate with mortgage rates and housing demand.

Top detractors from performance:
↓
At the stock level, Forvia and Valeo, France-based automotive parts manufacturers, detracted from relative performance as the period under review was challenging for the automative industry and its supply chain.

↓
Stock selection in the health care sector also detracted from relative performance. The largest relative detractor in the sector was Bayer, a Germany-based multinational pharmaceutical firm (not held at period end).

↓
In the materials sector, Albemarle, a U.S.-based specialty chemicals company and the world’s largest extractor of lithium salts used in lithium-ion batteries, saw its share price decline in 2024 on short-term concerns around weakening electric vehicle (EV) demand and falling lithium pricing. It was a significant relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	13.28	8.04	2.65
Class A (with sales charge)	7.08	6.84	2.07
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,805,352,732
Holdings Count | $ / shares	46	[2]
Advisory Fees Paid, Amount	$ 18,115,475
Investment Company Portfolio Turnover	42.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,805,352,732
Total Number of Portfolio Holdings*	46
Total Management Fee Paid	$18,115,475
Portfolio Turnover Rate	42.01%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class C
Trading Symbol	TEFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$196	1.85%
[3]
Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Templeton Foreign Fund returned 12.40%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 18.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce, a U.K.-based aerospace and defense group, contributed significantly to relative performance as it continued to successfully execute its turnaround strategy, generating improved profit margins and free cash flow generation (not held at period-end).

↑
Shares of CRH, an Ireland-based building materials company, rallied following the announcement of strong 2023 financial results and a positive 2024 outlook. It was a strong relative contributor for the period.

↑
Persimmon, a U.K.-listed homebuilder, contributed to relative returns and outperformed partly on expectations that the country’s new Labour Party government would ramp up housing supply and from potential Bank of England interest-rate cuts and falling U.K. Gilt yields, which correlate with mortgage rates and housing demand.

Top detractors from performance:
↓
At the stock level, Forvia and Valeo, France-based automotive parts manufacturers, detracted from relative performance as the period under review was challenging for the automative industry and its supply chain.

↓
Stock selection in the health care sector also detracted from relative performance. The largest relative detractor in the sector was Bayer, a Germany-based multinational pharmaceutical firm (not held at period end).

↓
In the materials sector, Albemarle, a U.S.-based specialty chemicals company and the world’s largest extractor of lithium salts used in lithium-ion batteries, saw its share price decline in 2024 on short-term concerns around weakening electric vehicle (EV) demand and falling lithium pricing. It was a significant relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	12.40	7.21	1.88
Class C (with sales charge)	11.40	7.21	1.88
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,805,352,732
Holdings Count | $ / shares	46	[4]
Advisory Fees Paid, Amount	$ 18,115,475
Investment Company Portfolio Turnover	42.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,805,352,732
Total Number of Portfolio Holdings*	46
Total Management Fee Paid	$18,115,475
Portfolio Turnover Rate	42.01%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class R
Trading Symbol	TEFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$144	1.35%
[5]
Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Templeton Foreign Fund returned 13.09%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 18.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce, a U.K.-based aerospace and defense group, contributed significantly to relative performance as it continued to successfully execute its turnaround strategy, generating improved profit margins and free cash flow generation (not held at period-end).

↑
Shares of CRH, an Ireland-based building materials company, rallied following the announcement of strong 2023 financial results and a positive 2024 outlook. It was a strong relative contributor for the period.

↑
Persimmon, a U.K.-listed homebuilder, contributed to relative returns and outperformed partly on expectations that the country’s new Labour Party government would ramp up housing supply and from potential Bank of England interest-rate cuts and falling U.K. Gilt yields, which correlate with mortgage rates and housing demand.

Top detractors from performance:
↓
At the stock level, Forvia and Valeo, France-based automotive parts manufacturers, detracted from relative performance as the period under review was challenging for the automative industry and its supply chain.

↓
Stock selection in the health care sector also detracted from relative performance. The largest relative detractor in the sector was Bayer, a Germany-based multinational pharmaceutical firm (not held at period end).

↓
In the materials sector, Albemarle, a U.S.-based specialty chemicals company and the world’s largest extractor of lithium salts used in lithium-ion batteries, saw its share price decline in 2024 on short-term concerns around weakening electric vehicle (EV) demand and falling lithium pricing. It was a significant relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R	13.09	7.77	2.40
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,805,352,732
Holdings Count | $ / shares	46	[6]
Advisory Fees Paid, Amount	$ 18,115,475
Investment Company Portfolio Turnover	42.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,805,352,732
Total Number of Portfolio Holdings*	46
Total Management Fee Paid	$18,115,475
Portfolio Turnover Rate	42.01%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class R6
Trading Symbol	FTFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$79	0.74%
[7]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Templeton Foreign Fund returned 13.69%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 18.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce, a U.K.-based aerospace and defense group, contributed significantly to relative performance as it continued to successfully execute its turnaround strategy, generating improved profit margins and free cash flow generation (not held at period-end).

↑
Shares of CRH, an Ireland-based building materials company, rallied following the announcement of strong 2023 financial results and a positive 2024 outlook. It was a strong relative contributor for the period.

↑
Persimmon, a U.K.-listed homebuilder, contributed to relative returns and outperformed partly on expectations that the country’s new Labour Party government would ramp up housing supply and from potential Bank of England interest-rate cuts and falling U.K. Gilt yields, which correlate with mortgage rates and housing demand.

Top detractors from performance:
↓
At the stock level, Forvia and Valeo, France-based automotive parts manufacturers, detracted from relative performance as the period under review was challenging for the automative industry and its supply chain.

↓
Stock selection in the health care sector also detracted from relative performance. The largest relative detractor in the sector was Bayer, a Germany-based multinational pharmaceutical firm (not held at period end).

↓
In the materials sector, Albemarle, a U.S.-based specialty chemicals company and the world’s largest extractor of lithium salts used in lithium-ion batteries, saw its share price decline in 2024 on short-term concerns around weakening electric vehicle (EV) demand and falling lithium pricing. It was a significant relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	13.69	8.42	3.07
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,805,352,732
Holdings Count | $ / shares	46	[8]
Advisory Fees Paid, Amount	$ 18,115,475
Investment Company Portfolio Turnover	42.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,805,352,732
Total Number of Portfolio Holdings*	46
Total Management Fee Paid	$18,115,475
Portfolio Turnover Rate	42.01%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Advisor Class
Trading Symbol	TFFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$91	0.85%
[9]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Advisor Class shares of Templeton Foreign Fund returned 13.55%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 18.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce, a U.K.-based aerospace and defense group, contributed significantly to relative performance as it continued to successfully execute its turnaround strategy, generating improved profit margins and free cash flow generation (not held at period-end).

↑
Shares of CRH, an Ireland-based building materials company, rallied following the announcement of strong 2023 financial results and a positive 2024 outlook. It was a strong relative contributor for the period.

↑
Persimmon, a U.K.-listed homebuilder, contributed to relative returns and outperformed partly on expectations that the country’s new Labour Party government would ramp up housing supply and from potential Bank of England interest-rate cuts and falling U.K. Gilt yields, which correlate with mortgage rates and housing demand.

Top detractors from performance:
↓
At the stock level, Forvia and Valeo, France-based automotive parts manufacturers, detracted from relative performance as the period under review was challenging for the automative industry and its supply chain.

↓
Stock selection in the health care sector also detracted from relative performance. The largest relative detractor in the sector was Bayer, a Germany-based multinational pharmaceutical firm (not held at period end).

↓
In the materials sector, Albemarle, a U.S.-based specialty chemicals company and the world’s largest extractor of lithium salts used in lithium-ion batteries, saw its share price decline in 2024 on short-term concerns around weakening electric vehicle (EV) demand and falling lithium pricing. It was a significant relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	13.55	8.30	2.90
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,805,352,732
Holdings Count | $ / shares	46	[10]
Advisory Fees Paid, Amount	$ 18,115,475
Investment Company Portfolio Turnover	42.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,805,352,732
Total Number of Portfolio Holdings*	46
Total Management Fee Paid	$18,115,475
Portfolio Turnover Rate	42.01%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class A
Trading Symbol	TEMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$117	1.03%
[11]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Templeton World Fund returned 27.48%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was the largest contributor to relative performance for the period. Rolls-Royce, a U.K.-based aerospace and defense group was the top individual relative contributor.

↑
Semiconductor manufacturers TSMC, Tokyo Electron, and Applied Materials contributed to relative returns as many investors priced in faster-than-expected growth in production due to expectations of rising demand from AI.

↑	SAP, a Germany-based multinational software company, made a significant contribution to relative performance as it also benefited from AI-related momentum.

Top detractors from performance:
↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, was a significant relative detractor, with shares coming under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle given the changing supply and demand dynamics for lithium and little free cash flow support in the near term.

↓
Soitec, a French semiconductor company, detracted from relative performance as the company reported that pandemic related inventory destocking was taking longer than expected and sales for 2025 would be flat year-over-year versus consensus expectations. The Fund eliminated its position on corporate governance concerns.

↓
Bayer, a Germany-based multinational pharmaceutical firm, underperformed and detracted from relative performance following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	27.48	8.49	4.32
Class A (with sales charge)	20.47	7.27	3.74
MSCI All Country World Index-NR	23.44	12.14	8.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,718,604,629
Holdings Count | $ / shares	41	[12]
Advisory Fees Paid, Amount	$ 17,882,759
Investment Company Portfolio Turnover	52.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,718,604,629
Total Number of Portfolio Holdings*	41
Total Management Fee Paid	$17,882,759
Portfolio Turnover Rate	52.04%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class C
Trading Symbol	TEWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$203	1.79%
[13]
Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Templeton World Fund returned 26.50%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was the largest contributor to relative performance for the period. Rolls-Royce, a U.K.-based aerospace and defense group was the top individual relative contributor.

↑
Semiconductor manufacturers TSMC, Tokyo Electron, and Applied Materials contributed to relative returns as many investors priced in faster-than-expected growth in production due to expectations of rising demand from AI.

↑	SAP, a Germany-based multinational software company, made a significant contribution to relative performance as it also benefited from AI-related momentum.

Top detractors from performance:
↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, was a significant relative detractor, with shares coming under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle given the changing supply and demand dynamics for lithium and little free cash flow support in the near term.

↓
Soitec, a French semiconductor company, detracted from relative performance as the company reported that pandemic related inventory destocking was taking longer than expected and sales for 2025 would be flat year-over-year versus consensus expectations. The Fund eliminated its position on corporate governance concerns.

↓
Bayer, a Germany-based multinational pharmaceutical firm, underperformed and detracted from relative performance following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	26.50	7.66	3.53
Class C (with sales charge)	25.50	7.66	3.53
MSCI All Country World Index-NR	23.44	12.14	8.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,718,604,629
Holdings Count | $ / shares	41	[14]
Advisory Fees Paid, Amount	$ 17,882,759
Investment Company Portfolio Turnover	52.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,718,604,629
Total Number of Portfolio Holdings*	41
Total Management Fee Paid	$17,882,759
Portfolio Turnover Rate	52.04%
[14]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class R6
Trading Symbol	FTWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$85	0.75%
[15]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Templeton World Fund returned 27.85%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was the largest contributor to relative performance for the period. Rolls-Royce, a U.K.-based aerospace and defense group was the top individual relative contributor.

↑
Semiconductor manufacturers TSMC, Tokyo Electron, and Applied Materials contributed to relative returns as many investors priced in faster-than-expected growth in production due to expectations of rising demand from AI.

↑	SAP, a Germany-based multinational software company, made a significant contribution to relative performance as it also benefited from AI-related momentum.

Top detractors from performance:
↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, was a significant relative detractor, with shares coming under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle given the changing supply and demand dynamics for lithium and little free cash flow support in the near term.

↓
Soitec, a French semiconductor company, detracted from relative performance as the company reported that pandemic related inventory destocking was taking longer than expected and sales for 2025 would be flat year-over-year versus consensus expectations. The Fund eliminated its position on corporate governance concerns.

↓
Bayer, a Germany-based multinational pharmaceutical firm, underperformed and detracted from relative performance following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	27.85	8.78	4.64
MSCI All Country World Index-NR	23.44	12.14	8.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,718,604,629
Holdings Count | $ / shares	41	[16]
Advisory Fees Paid, Amount	$ 17,882,759
Investment Company Portfolio Turnover	52.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,718,604,629
Total Number of Portfolio Holdings*	41
Total Management Fee Paid	$17,882,759
Portfolio Turnover Rate	52.04%
[16]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Advisor Class
Trading Symbol	TWDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$90	0.79%
[17]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Advisor Class shares of Templeton World Fund returned 27.81%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was the largest contributor to relative performance for the period. Rolls-Royce, a U.K.-based aerospace and defense group was the top individual relative contributor.

↑
Semiconductor manufacturers TSMC, Tokyo Electron, and Applied Materials contributed to relative returns as many investors priced in faster-than-expected growth in production due to expectations of rising demand from AI.

↑	SAP, a Germany-based multinational software company, made a significant contribution to relative performance as it also benefited from AI-related momentum.

Top detractors from performance:
↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, was a significant relative detractor, with shares coming under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle given the changing supply and demand dynamics for lithium and little free cash flow support in the near term.

↓
Soitec, a French semiconductor company, detracted from relative performance as the company reported that pandemic related inventory destocking was taking longer than expected and sales for 2025 would be flat year-over-year versus consensus expectations. The Fund eliminated its position on corporate governance concerns.

↓
Bayer, a Germany-based multinational pharmaceutical firm, underperformed and detracted from relative performance following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	27.81	8.74	4.58
MSCI All Country World Index-NR	23.44	12.14	8.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,718,604,629
Holdings Count | $ / shares	41	[18]
Advisory Fees Paid, Amount	$ 17,882,759
Investment Company Portfolio Turnover	52.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,718,604,629
Total Number of Portfolio Holdings*	41
Total Management Fee Paid	$17,882,759
Portfolio Turnover Rate	52.04%
[18]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.